LOANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022
LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Commercial and Consumer Credit Exposure by Risk Attribute
The following table sets forth the Company's loan portfolio at December 31, 2022 by risk attribute and origination date:

(Dollars in thousands)	2022	2021	2020	2019	2018	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$879,836	$561,890	$348,123	$209,758	$112,282	$206,656	$2,318,545	$971,080	$3,289,625
Special mention	2,740	13,821	4,125	14,047	8,523	5,544	48,800	18,055	66,855
Substandard	2,335	5,176	11,886	8,016	3,331	13,812	44,556	9,236	53,792
Doubtful	0	0	0	0	0	0	0	0	0
Total	$884,911	$580,887	$364,134	$231,821	$124,136	$226,012	$2,411,901	$998,371	$3,410,272
Lease financing
Pass	$167,035	$25,638	$13,705	$12,797	$9,402	$2,930	$231,507	$0	$231,507
Special mention	0	0	70	0	0	0	70	0	70
Substandard	4,363	0	0	164	11	9	4,547	0	4,547
Doubtful	0	0	0	0	0	0	0	0	0
Total	$171,398	$25,638	$13,775	$12,961	$9,413	$2,939	$236,124	$0	$236,124
Construction real estate
Pass	$89,116	$276,639	$96,823	$4,902	$390	$353	$468,223	$23,266	$491,489
Special mention	0	14,395	0	0	6,166	0	20,561	0	20,561
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$89,116	$291,034	$96,823	$4,902	$6,556	$353	$488,784	$23,266	$512,050
Commercial real estate - investor
Pass	$643,174	$470,085	$301,510	$719,699	$300,772	$508,639	$2,943,879	$26,153	$2,970,032
Special mention	0	13,090	23,111	9,297	26,079	13,804	85,381	861	86,242
Substandard	0	6,950	6	4,025	17,178	9,631	37,790	0	37,790
Doubtful	0	0	0	0	0	0	0	0	0
Total	$643,174	$490,125	$324,627	$733,021	$344,029	$532,074	$3,067,050	$27,014	$3,094,064
Commercial real estate - owner
Pass	$165,411	$155,041	$170,587	$101,137	$112,063	$211,377	$915,616	$11,125	$926,741
Special mention	0	0	0	1,479	0	14,040	15,519	0	15,519
Substandard	0	525	844	5,114	3,501	6,451	16,435	0	16,435
Doubtful	0	0	0	0	0	0	0	0	0
Total	$165,411	$155,566	$171,431	$107,730	$115,564	$231,868	$947,570	$11,125	$958,695
Residential real estate
Performing	$320,676	$274,816	$205,948	$110,745	$51,583	$114,642	$1,078,410	$0	$1,078,410
Nonperforming	414	1,615	1,286	2,554	1,755	6,231	13,855	0	13,855
Total	$321,090	$276,431	$207,234	$113,299	$53,338	$120,873	$1,092,265	$0	$1,092,265
Home equity
Performing	$26,411	$33,414	$38,226	$11,733	$8,051	$24,985	$142,820	$585,712	$728,532
Nonperforming	5	136	298	78	104	430	1,051	4,208	5,259
Total	$26,416	$33,550	$38,524	$11,811	$8,155	$25,415	$143,871	$589,920	$733,791
Installment
Performing	$100,256	$38,694	$7,244	$3,915	$2,861	$3,242	$156,212	$51,854	$208,066
Nonperforming	650	794	18	6	20	42	1,530	299	1,829
Total	$100,906	$39,488	$7,262	$3,921	$2,881	$3,284	$157,742	$52,153	$209,895
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$51,287	$51,287
Nonperforming	0	0	0	0	0	0	0	528	528
Total	$0	$0	$0	$0	$0	$0	$0	$51,815	$51,815
Grand Total	$2,402,422	$1,892,719	$1,223,810	$1,219,466	$664,072	$1,142,818	$8,545,307	$1,753,664	$10,298,971
The following table sets forth the Company's loan portfolio at December 31, 2021 by risk attribute and origination date:

(Dollars in thousands)	2021	2020	2019	2018	2017	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$711,198	$442,064	$339,507	$164,273	$119,580	$154,835	$1,931,457	$700,246	$2,631,703
Special mention	389	4,867	5,993	16,057	6,511	4,918	38,735	21,505	60,240
Substandard	2,220	434	2,843	1,224	12,640	1,465	20,826	7,259	28,085
Doubtful	0	0	0	0	0	0	0	0	0
Total	$713,807	$447,365	$348,343	$181,554	$138,731	$161,218	$1,991,018	$729,010	$2,720,028
Lease financing
Pass	$31,697	$21,536	$19,095	$15,494	$6,821	$4,765	$99,408	$0	$99,408
Special mention	0	10,216	0	0	0	0	10,216	0	10,216
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$31,697	$31,752	$19,095	$15,494	$6,821	$4,765	$109,624	$0	$109,624
Construction real estate
Pass	$95,991	$200,421	$96,726	$15,886	$317	$12,719	$422,060	$18,299	$440,359
Special mention	0	6,531	0	9,004	0	0	15,535	0	15,535
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$95,991	$206,952	$96,726	$24,890	$317	$12,719	$437,595	$18,299	$455,894
Commercial real estate - investor
Pass	$537,183	$379,217	$944,915	$367,946	$294,147	$434,641	$2,958,049	$66,579	$3,024,628
Special mention	0	7,479	18,136	18,006	15,566	34,153	93,340	0	93,340
Substandard	1,616	6	21,312	6,628	6,918	307	36,787	0	36,787
Doubtful	0	0	0	0	0	0	0	0	0
Total	$538,799	$386,702	$984,363	$392,580	$316,631	$469,101	$3,088,176	$66,579	$3,154,755
Commercial real estate - owner
Pass	$204,291	$184,564	$121,150	$135,463	$119,489	$259,504	$1,024,461	$7,565	$1,032,026
Special mention	970	2,283	2,262	3,751	1,381	5,512	16,159	0	16,159
Substandard	162	727	6,541	12,513	1,730	1,963	23,636	38	23,674
Doubtful	0	0	0	0	0	0	0	0	0
Total	$205,423	$187,574	$129,953	$151,727	$122,600	$266,979	$1,064,256	$7,603	$1,071,859
Residential real estate
Performing	$258,537	$230,699	$138,239	$64,310	$34,606	$162,924	$889,315	$0	$889,315
Nonperforming	236	970	1,193	598	339	3,418	6,754	0	6,754
Total	$258,773	$231,669	$139,432	$64,908	$34,945	$166,342	$896,069	$0	$896,069
Home equity
Performing	$42,298	$45,638	$14,713	$11,221	$7,603	$30,588	$152,061	$553,245	$705,306
Nonperforming	72	161	44	67	56	234	634	2,459	3,093
Total	$42,370	$45,799	$14,757	$11,288	$7,659	$30,822	$152,695	$555,704	$708,399
Installment
Performing	$58,209	$12,768	$8,213	$5,541	$3,925	$2,201	$90,857	$28,353	$119,210
Nonperforming	6	61	32	9	1	56	165	79	244
Total	$58,215	$12,829	$8,245	$5,550	$3,926	$2,257	$91,022	$28,432	$119,454
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$51,772	$51,772
Nonperforming	0	0	0	0	0	0	0	445	445
Total	$0	$0	$0	$0	$0	$0	$0	$52,217	$52,217
Grand Total	$1,945,075	$1,550,642	$1,740,914	$847,991	$631,630	$1,114,203	$7,830,455	$1,457,844	$9,288,299

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2022
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$5,375	$72	$501	$5,948	$3,404,324	$3,410,272	$0
Lease financing	5,212	1,052	843	7,107	229,017	236,124	742
Construction real estate	0	0	0	0	512,050	512,050	0
Commercial real estate-investor	0	0	0	0	3,094,064	3,094,064	0
Commercial real estate-owner	26	5,216	44	5,286	953,409	958,695	0
Residential real estate	4,254	2,074	3,260	9,588	1,082,677	1,092,265	0
Home equity	1,725	729	1,209	3,663	730,128	733,791	0
Installment	874	490	414	1,778	208,117	209,895	0
Credit card	261	150	116	527	51,288	51,815	115
Total	$17,727	$9,783	$6,387	$33,897	$10,265,074	$10,298,971	$857

	As of December 31, 2021
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$303	$2,006	$2,775	$5,084	$2,714,944	$2,720,028	$0
Lease financing	93	0	0	93	109,531	109,624	0
Construction real estate	0	0	0	0	455,894	455,894	0
Commercial real estate-investor	89	42	6,409	6,540	3,148,215	3,154,755	0
Commercial real estate-owner	56	2,207	637	2,900	1,068,959	1,071,859	0
Residential real estate	4,379	262	2,114	6,755	889,314	896,069	0
Home equity	1,214	692	1,186	3,092	705,307	708,399	0
Installment	162	37	45	244	119,210	119,454	0
Credit card	223	134	137	494	51,723	52,217	137
Total	$6,519	$5,380	$13,303	$25,202	$9,263,097	$9,288,299	$137

Loans Restructured During Period
The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2022, 2021 and 2020:

	Years ended December 31,
	2022			2021			2020
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial & industrial	6	$10,049	$8,825	7	$9,311	$8,039	8	$14,984	$14,984
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	2	6,337	3,115	8	16,850	9,807	0	0	0
Residential real estate	15	1,376	1,317	17	1,585	1,553	24	1,953	1,847
Home equity	1	32	32	2	30	30	11	351	349
Installment	1	1	1	1	0	0	2	35	22
Total	25	$17,795	$13,290	35	$27,776	$19,429	45	$17,323	$17,202

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during the years ended December 31, 2022, 2021 and 2020:

	Years Ended December 31,
(Dollars in thousands)	2022	2021	2020
Extended maturities	$3,346	$0	$0
Adjusted interest rates	3,106	0	0
Combination of rate and maturity changes	0	0	0
Forbearance	4,477	7,328	4,759
Bankruptcies	90	6,723	678
Other (1)	2,271	5,378	11,765
Total	$13,290	$19,429	$17,202
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance, bankruptcy and maturity extensions.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification
Nonaccrual, Restructured and Impaired Loans	The following table provides information on nonperforming loans as of December 31:

	2022			2021			2020
(Dollars in thousands)	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual
Nonaccrual loans (1)
Commercial & industrial	$6,692	$1,550	$8,242	$11,077	$6,285	$17,362	$18,711	$10,519	$29,230
Lease financing	0	178	178	0	203	203	0	0	0
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	5,216	570	5,786	17,716	1,796	19,512	6,957	27,725	34,682
Residential real estate	0	10,691	10,691	0	8,305	8,305	251	11,350	11,601
Home equity	0	3,123	3,123	0	2,922	2,922	0	5,076	5,076
Installment	0	603	603	0	88	88	0	163	163
Total nonaccrual loans	$11,908	$16,715	$28,623	$28,793	$19,599	$48,392	$25,919	$54,833	$80,752

Interest income effect							2022	2021	2020
Gross amount of interest that would have been recorded under original terms							$3,247	$5,132	$5,892
Interest included in income
Nonaccrual loans							1,134	1,618	1,636
Troubled debt restructurings							424	314	426
Total interest included in income							1,558	1,932	2,062
Net impact on interest income							$1,689	$3,200	$3,830

Commitments outstanding to borrowers with nonaccrual loans							$0	$0	$0
(1) Nonaccrual loans include nonaccrual TDRs of $10.0 million, $16.0 million and $14.7 million as of December 31, 2022, 2021 and 2020, respectively.

Schedule of Collateral Dependent Loans	The following table presents the amortized cost basis of collateral dependent loans by class of loan.

	December 31, 2022
	Type of Collateral
(Dollar in thousands)	Business assets		Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$8,205		$0	$0	$0	$0	$37	$8,242
Lease financing	0		0	178	0	0	0	178
Commercial real estate-investor	0		353	0	0	22	0	375
Commercial real estate-owner	0		3,399	1,893	119	0	0	5,411
Residential real estate	0		0	0	0	10,691	0	10,691
Home equity	0		0	0	0	3,123	0	3,123
Installment	0		0	0	0	0	603	603
Total	$8,205	8205000	$3,752	$2,071	$119	$13,836	$640	$28,623

	December 31, 2021
	Type of Collateral
(Dollar in thousands)	Business assets		Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$13,171		$15	$833	$0	$0	$3,343	$17,362
Lease financing	0		0	203	0	0	0	203
Commercial real estate-investor	0		6,362	0	0	422	0	6,784
Commercial real estate-owner	0		6,673	5,937	38	80	0	12,728
Residential real estate	0		0	0	0	8,305	0	8,305
Home equity	0		0	0	0	2,922	0	2,922
Installment	0		0	0	0	0	88	88
Total	$13,171		$13,050	$6,973	$38	$11,729	$3,431	$48,392

Components of lease investments	The components of the Company's net investments in direct financing and sales-type leases, which are included in Lease financing on the Consolidated Balance Sheets are as follows:

(Dollar in thousands)	December 31, 2022	December 31, 2021
Direct financing leases
Lease receivables	$35,081	$49,843
Unguaranteed residual values	16,058	19,714
Sales-type leases
Lease receivables	184,985	40,067
Unguaranteed residual values	0	0
Total net investment in direct financing and sales-type leases	$236,124	$109,624

Sales-type and Direct Financing Leases, Lease Receivable, Maturity
The remaining maturities of lease receivables were as follows:

(Dollars in thousands)	Direct financing and Sales-type
2023	$56,640
2024	46,366
2025	39,495
2026	37,877
2027	31,826
Thereafter	37,512
Total lease payments	249,716
Less: unearned interest income	(29,650)
Net lease receivables	$220,066

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2022	2021	2020
Balance at beginning of year	$98	$1,287	$2,033
Additions
Commercial	0	98	510
Residential	327	0	507
Total additions	327	98	1,017
Disposals
Commercial	(98)	(947)	(217)
Residential	(94)	(331)	(1,859)
Total disposals	(192)	(1,278)	(2,076)
Valuation adjustments
Commercial	0	(9)	448
Residential	(42)	0	(135)
Total valuation adjustments	(42)	(9)	313
Balance at end of year	$191	$98	$1,287